SHARE-BASED PAYMENTS - Equity-settled Plans (Details)	12 Months Ended
	Dec. 31, 2022 ZAR (R) shares	Dec. 31, 2021 ZAR (R) shares	Dec. 31, 2020 ZAR (R) shares	Dec. 31, 2018 ZAR (R)	Dec. 31, 2015 ZAR (R)
Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R				R 119.14
Awards outstanding at beginning of year (in shares)	849,683	1,005,977	2,141,415
Awards lapsed during the year (in shares)	(3,581)	0	0
Awards exercised during the year (in shares)	(219,580)	(156,294)	(1,135,438)
Awards outstanding at end of year (in shares)		849,683	1,005,977
Awards exercisable at end of year (in shares)	626,522	849,683	1,005,977
Deferred Share Plan (DSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R	R 335.04	R 308.97	R 325.97
Awards outstanding at beginning of year (in shares)	2,692,383	2,289,762	1,599,360
Awards lapsed during the year (in shares)	(163,697)	(322,814)	(155,575)
Awards exercised during the year (in shares)	(839,033)	(459,913)	(330,555)
Awards outstanding at end of year (in shares)	2,483,608	2,692,383	2,289,762
Awards exercisable at end of year (in shares)	693,211	588,694	183,439
Long Term Incentive Plan (LTIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R					R 129.94
Awards outstanding at beginning of year (in shares)	109,229	111,562	229,639
Awards exercised during the year (in shares)	(46,521)	(2,333)	(118,077)
Awards outstanding at end of year (in shares)		109,229	111,562
Awards exercisable at end of year (in shares)	62,708	109,229	111,562
Tranche One | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)				50.00%
Tranche One | DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	50.00%
Tranche One | DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	33.00%
Tranche One | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%
Tranche Two | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)				50.00%
Tranche Two | DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	50.00%
Tranche Two | DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	33.00%
Tranche Two | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%
Tranche three | DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	34.00%
Tranche three | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%
Tranche four | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%
Tranche five | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%